Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ 14,608,914	R$ 14,290,884
Additions	360,585	714,031
Disposals	(419,411)	(222,871)
Monetary correction hyperinflation	264,087	217,395
Transfers	(2,512)	(44,112)
Exchange rate variation	256,566	(346,413)
Property plant and equipment, ending	15,068,229	14,608,914
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	25,668,222	25,044,727
Additions	2,051,419	2,211,846
Disposals	(1,346,454)	(1,306,586)
Monetary correction hyperinflation	338,046	357,763
Transfers	(4,847)	(115,346)
Exchange rate variation	449,501	(524,182)
Property plant and equipment, ending	27,155,887	25,668,222
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	730,103	751,551
Additions	2,560	10,090
Disposals	(17,988)	(22,900)
Monetary correction hyperinflation	38,478	31,818
Transfers	341	655
Exchange rate variation	31,224	(41,111)
Property plant and equipment, ending	784,718	730,103
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	13,283,922	12,620,828
Additions	850,525	1,032,674
Disposals	(597,099)	(787,519)
Monetary correction hyperinflation	78,656	104,826
Transfers	165,225	463,943
Exchange rate variation	188,924	(150,830)
Property plant and equipment, ending	13,970,153	13,283,922
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	10,497,307	9,730,038
Additions	47,027	251,162
Disposals	(336,469)	(176,072)
Monetary correction hyperinflation	184,973	176,896
Transfers	437,306	762,238
Exchange rate variation	133,142	(246,955)
Property plant and equipment, ending	10,963,286	10,497,307
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	224,706	187,609
Additions	582	514
Disposals	(10,315)	(5,450)
Monetary correction hyperinflation	29,672	34,793
Transfers	13,482	35,623
Exchange rate variation	11,718	(28,383)
Property plant and equipment, ending	269,845	224,706
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	445,298	627,672
Additions	350,602	138,429
Disposals	(382,969)	(296,680)
Monetary correction hyperinflation	7,202	5,483
Transfers	(82)	228
Exchange rate variation	82,494	(29,834)
Property plant and equipment, ending	502,545	445,298
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	483,514	1,095,143
Additions	772,644	758,772
Disposals	(1,614)	(17,965)
Monetary correction hyperinflation	155	3,947
Transfers	(610,917)	(1,331,969)
Exchange rate variation	1,839	(24,414)
Property plant and equipment, ending	645,621	483,514
Gross carrying amount [member] | Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	3,372	31,886
Additions	27,479	20,205
Disposals
Monetary correction hyperinflation	(1,090)
Transfers	(10,202)	(46,064)
Exchange rate variation	160	(2,655)
Property plant and equipment, ending	19,719	3,372
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	(11,059,308)	(10,753,843)
Additions	(1,690,834)	(1,497,815)
Disposals	927,043	1,083,715
Monetary correction hyperinflation	(73,959)	(140,368)
Transfers	2,335	71,234
Exchange rate variation	(192,935)	177,769
Property plant and equipment, ending	(12,087,658)	(11,059,308)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	(41,953)	(44,434)
Additions	(11,496)	(10,785)
Disposals	6,540	11,408
Monetary correction hyperinflation	(4,528)	254
Transfers
Exchange rate variation	(7,539)	1,604
Property plant and equipment, ending	R$ (58,976)	R$ (41,953)
Average rate	4.89%	5.00%
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (5,281,798)	R$ (5,130,376)
Additions	(907,934)	(792,198)
Disposals	491,538	643,273
Monetary correction hyperinflation	(9,491)	(49,230)
Transfers	6,674	494
Exchange rate variation	(78,008)	46,239
Property plant and equipment, ending	R$ (5,779,019)	R$ (5,281,798)
Average rate	2.93%	2.90%
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (5,390,588)	R$ (5,121,757)
Additions	(538,029)	(501,143)
Disposals	199,570	134,430
Monetary correction hyperinflation	(55,675)	(71,727)
Transfers	(2,202)	70,740
Exchange rate variation	(60,032)	98,869
Property plant and equipment, ending	R$ (5,846,956)	R$ (5,390,588)
Average rate	5.81%	5.66%
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (98,039)	R$ (90,543)
Additions	(13,639)	(10,439)
Disposals	7,900	3,114
Monetary correction hyperinflation	(10,247)	(11,283)
Transfers	(2,210)
Exchange rate variation	(5,306)	11,112
Property plant and equipment, ending	R$ (121,541)	R$ (98,039)
Average rate	6.83%	8.73%
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	R$ (246,930)	R$ (366,733)
Additions	(219,736)	(183,250)
Disposals	221,495	291,490
Monetary correction hyperinflation	5,982	(8,382)
Transfers	73
Exchange rate variation	(42,050)	19,945
Property plant and equipment, ending	R$ (281,166)	R$ (246,930)
Average rate	15.06%	14.78%